Note 8 - Cash and Cash Equivalents (Details) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Cash and Cash Equivalents Abstract
Cash	$ 15,570,831,000	$ 11,778,171,000	$ 26,121,203,000
Argentine Central Bank (BCRA) - Unrestricted current account	75,503,977,000	43,448,249,000	57,576,161,000
Balances with Other Local and Foreign Institutions	8,030,653,000	1,227,264,000	5,049,061,000
Total Cash and Cash Equivalents	$ 99,105,461,000	$ 56,453,684,000	$ 88,746,425,000	$ 88,746,425,000